SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	$ 9,585	$ 16,278	$ 26,892
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	0	0	72
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	4,205	8,397	13,188
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	$ 5,380	$ 7,881	$ 13,632